SUBSEQUENT EVENTS (Details) - OLD PlayStudios, Inc. $ in Thousands, ₪ in Millions, ¥ in Millions		1 Months Ended		3 Months Ended
	Apr. 01, 2021 USD ($)	May 31, 2021 ILS (₪)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Funded note receivable from a third-party game developer				$ 5,034
Subsequent event
Subsequent Event [Line Items]
Funded note receivable from a third-party game developer	$ 2,500
Subsequent event | Pending litigation | TeamSava and related parties
Subsequent Event [Line Items]
Amount of damages seeks in pending litigation		₪ 27.3	$ 8,500
Range of possible loss but not made any accruals | ¥					¥ 27.3